First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.4%
	Australia – 22.1%
2,766	Altium Ltd.	$64,917
14,310	APA Group	112,462
3,679	Aristocrat Leisure Ltd.	68,813
1,927	ASX Ltd.	113,788
6,267	BHP Group Ltd.	164,547
6,701	BlueScope Steel Ltd.	53,572
11,419	Coles Group Ltd.	148,236
4,490	Commonwealth Bank of Australia	228,401
1,335	CSL Ltd.	257,619
16,557	Evolution Mining Ltd.	69,792
11,862	Fortescue Metals Group Ltd.	147,546
27,293	Qantas Airways Ltd.	62,983
718	REA Group Ltd.	55,648
18,792	Regis Resources Ltd.	75,588
15,870	Santos Ltd.	59,753
5,243	Saracen Mineral Holdings Ltd. (b)	22,475
19,547	Sydney Airport	73,039
3,973	Wesfarmers Ltd.	132,133
7,803	Woodside Petroleum Ltd.	111,553
2,986	Woolworths Group Ltd.	82,518
		2,105,383
	Cayman Islands – 2.2%
8,189	CK Hutchison Holdings Ltd.	53,411
11,200	Sands China Ltd.	43,353
920	Tencent Holdings Ltd.	63,389
33,066	Xinyi Glass Holdings Ltd.	48,467
		208,620
	Hong Kong – 5.2%
18,045	AIA Group Ltd.	163,097
38,800	BOC Hong Kong Holdings Ltd.	108,135
10,400	Hysan Development Co., Ltd.	28,717
64,000	Sino Land Co., Ltd.	77,540
3,274	Sun Hung Kai Properties Ltd.	40,089
20,634	Vitasoy International Holdings Ltd.	78,406
		495,984
	Japan – 62.8%
15,400	Acom Co., Ltd.	53,974
1,400	Advantest Corp.	75,386
1,000	Amano Corp.	18,752
3,400	Anritsu Corp.	80,684
1,900	Benesse Holdings, Inc.	49,324
2,700	Brother Industries Ltd.	41,678
2,000	Capcom Co., Ltd.	78,031
5,200	Chubu Electric Power Co., Inc.	61,626
3,300	Chugai Pharmaceutical Co., Ltd.	147,643
2,100	COMSYS Holdings Corp.	61,499
2,400	Daiichi Sankyo Co., Ltd.	209,902
700	Daito Trust Construction Co., Ltd.	54,701
3,100	Daiwa House Industry Co., Ltd.	68,293
Shares	Description	Value

	Japan (Continued)
700	GMO Payment Gateway, Inc.	$72,741
600	Hoya Corp.	59,062
7,100	ITOCHU Corp.	154,268
12,300	Japan Post Bank Co., Ltd.	91,331
2,100	Kakaku.com, Inc.	50,449
900	Kaken Pharmaceutical Co., Ltd.	40,598
2,100	Kao Corp.	151,486
5,300	KDDI Corp.	163,173
200	Keyence Corp.	83,548
2,200	Kintetsu Group Holdings Co., Ltd.	85,211
500	Kose Corp.	50,068
1,200	Lawson, Inc.	59,515
3,600	Lion Corp.	92,810
600	MEIJI Holdings Co., Ltd.	46,819
3,200	MISUMI Group, Inc.	75,394
11,500	Mitsubishi Chemical Holdings Corp.	61,468
2,200	Mitsubishi Estate Co., Ltd.	31,570
3,400	Mitsui & Co., Ltd.	50,556
1,400	Mitsui Chemicals, Inc.	26,531
2,700	MonotaRO Co., Ltd.	114,907
500	Nintendo Co., Ltd.	219,357
1,600	Nippon Paint Holdings Co., Ltd.	108,526
1,300	Nissan Chemical Corp.	67,914
4,300	Nomura Research Institute Ltd.	112,766
6,200	NTT DOCOMO, Inc.	170,294
4,600	Obayashi Corp.	40,761
4,400	Odayku Electric Railway Co., Ltd.	91,280
16,100	Oji Holdings Corp.	66,922
3,700	Olympus Corp.	65,835
1,800	Omron Corp.	128,043
3,200	Ono Pharmaceutical Co., Ltd.	89,587
900	Oracle Corp.	107,808
2,100	Otsuka Corp.	108,318
3,800	Pan Pacific International Holdings Corp.	86,263
4,500	Recruit Holdings Co., Ltd.	138,926
2,600	Seven & i Holdings Co., Ltd.	78,745
600	Shimano, Inc.	130,367
600	Shin-Etsu Chemical Co., Ltd.	69,576
6,200	Shinsei Bank Ltd.	69,582
1,000	Shionogi & Co., Ltd.	59,128
7,200	Softbank Corp.	96,211
1,000	SoftBank Group Corp.	62,302
2,400	Sony Corp.	183,103
1,100	Suntory Beverage & Food Ltd.	41,307
1,500	Sysmex Corp.	115,219
4,300	Taiyo Nippon Sanso Corp.	67,391
1,500	Takeda Pharmaceutical Co., Ltd.	53,224
3,200	Terumo Corp.	120,164
2,400	Tobu Railway Co., Ltd.	66,793
1,100	Tokuyama Corp.	25,459
2,785	Toyota Motor Corp.	163,567
1,100	Welcia Holdings Co., Ltd.	100,798

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,500	Yakult Honsha Co., Ltd.	$85,164
5,000	Yamato Holdings Co., Ltd.	127,297
3,800	ZOZO, Inc.	102,669
		5,983,664
	New Zealand – 2.2%
5,024	a2 Milk Co., Ltd. (b)	69,437
6,027	Fisher & Paykel Healthcare Corp., Ltd.	143,896
		213,333
	Singapore – 2.9%
6,700	DBS Group Holdings Ltd.	96,404
13,600	Singapore Exchange Ltd.	80,868
3,200	Venture Corp Ltd.	41,688
17,300	Wilmar International Ltd.	58,170
		277,130
	Total Common Stocks	9,284,114
	(Cost $8,955,711)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.6%
	Australia – 0.9%
30,266	GPT (The) Group	83,899
	Hong Kong – 0.3%
3,435	Link REIT	26,659
	New Zealand – 0.4%
29,732	Goodman Property Trust	43,775
	Total Real Estate Investment Trusts	154,333
	(Cost $173,056)
EXCHANGE-TRADED FUNDS (a) – 0.8%
	United States – 0.8%
1,400	iShares Core MSCI Pacific ETF	73,612
	(Cost $74,708)
	Total Investments – 99.8%	9,512,059
	(Cost $9,203,475) (c)
	Net Other Assets and Liabilities – 0.2%	16,915
	Net Assets – 100.0%	$9,528,974

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,020,100 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $711,516. The net unrealized appreciation was $308,584.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,284,114	$ 9,284,114	$ —	$ —
Real Estate Investment Trusts*	154,333	154,333	—	—
Exchange-Traded Funds*	73,612	73,612	—	—
Total Investments	$ 9,512,059	$ 9,512,059	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	62.9%
Australian Dollar	23.0
Hong Kong Dollar	7.7
Singapore Dollar	2.9
New Zealand Dollar	2.7
United States Dollar	0.8
Total	100.0%

Sector Allocation	% of Total Investments
Health Care	14.3%
Industrials	12.6
Consumer Staples	12.0
Materials	10.8
Consumer Discretionary	10.6
Financials	10.6
Communication Services	10.1
Information Technology	9.8
Real Estate	4.8
Utilities	1.8
Energy	1.8
Other*	0.8
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.5%
	Australia – 5.7%
17,141	Aristocrat Leisure Ltd.	$320,610
47,025	Australia & New Zealand Banking Group Ltd.	603,402
31,329	BHP Group Ltd.	822,575
79,846	BlueScope Steel Ltd.	638,344
3,737	CSL Ltd.	721,140
148,124	Fortescue Metals Group Ltd.	1,842,451
11,545	Perpetual Ltd.	250,172
192,847	Qantas Airways Ltd.	445,028
4,032	Rio Tinto Ltd.	293,828
545,830	Silver Lake Resources Ltd. (b)	955,422
30,237	Transurban Group	298,335
20,270	Wesfarmers Ltd.	674,133
17,388	Woolworths Group Ltd.	480,516
		8,345,956
	Austria – 0.9%
31,742	EVN AG	525,710
10,849	OMV AG	341,471
7,923	Verbund AG	415,687
		1,282,868
	Belgium – 0.9%
4,435	Sofina S.A.	1,243,361
	Bermuda – 0.5%
94,617	Frontline Ltd.	756,936
	Cayman Islands – 0.6%
48,410	CK Hutchison Holdings Ltd.	315,746
4,408	Tencent Holdings Ltd.	303,714
99,198	Tingyi Cayman Islands Holding Corp.	184,821
		804,281
	Denmark – 4.6%
4,153	Carlsberg A.S., Class B	609,644
13,859	Chr Hansen Holding A.S.	1,571,872
3,091	Genmab A.S. (b)	1,055,645
38,144	Novo Nordisk A.S., Class B	2,515,499
16,566	Novozymes A.S., Class B	988,976
		6,741,636
	Finland – 1.9%
21,227	Kone OYJ, Class B	1,681,292
44,234	Stora Enso OYJ, Class R	555,444
21,633	UPM-Kymmene OYJ	576,671
		2,813,407
	France – 8.2%
2,570	Air Liquide S.A.	422,616
888	Christian Dior SE	360,668
6,414	Danone S.A.	427,181
4,318	Dassault Systemes SE	783,812
6,652	Iliad S.A.	1,303,864
1,844	Kering S.A.	1,046,428
4,286	L’Oreal S.A.	1,428,780
Shares	Description	Value

	France (Continued)
2,140	LVMH Moet Hennessy Louis Vuitton SE	$924,508
27,884	Peugeot S.A. (b)	448,019
564	Sanofi	58,829
2,983	Sartorius Stedim Biotech	927,650
4,309	Schneider Electric SE	498,645
65,242	Societe Generale S.A. (b)	997,844
24,192	TOTAL SE	891,955
6,000	Ubisoft Entertainment S.A. (b)	500,252
29,914	Veolia Environnement S.A.	680,430
2,978	Vinci S.A.	255,378
		11,956,859
	Germany – 5.4%
3,386	adidas AG (b)	932,919
38,315	AIXTRON SE (b)	463,969
3,597	Allianz SE	746,659
17,559	Evonik Industries AG	473,035
9,198	HeidelbergCement AG	511,402
2,047	MTU Aero Engines AG	354,094
23,346	Salzgitter AG (b)	320,105
5,318	SAP SE	838,043
2,422	Sartorius AG (Preference Shares)	928,365
78,415	Schaeffler AG (Preference Shares)	579,153
22,874	TAG Immobilien AG	598,705
3,118	Volkswagen AG	487,387
4,772	Volkswagen AG (Preference Shares)	702,647
		7,936,483
	Hong Kong – 2.0%
130,318	AIA Group Ltd.	1,177,861
207,922	Hong Kong & China Gas Co., Ltd.	298,323
223,156	Power Assets Holdings Ltd.	1,242,427
17,503	Sun Hung Kai Properties Ltd.	214,319
		2,932,930
	Ireland – 0.6%
12,595	Kingspan Group PLC	901,304
	Italy – 1.6%
271,499	A2A S.p.A.	388,092
63,342	Eni S.p.A.	562,662
50,427	Mediobanca Banca di Credito Finanziario S.p.A.	402,617
18,557	Recordati S.p.A.	988,911
		2,342,282
	Japan – 20.3%
5,900	Advantest Corp.	317,699
14,300	Aeon Mall Co., Ltd.	169,809
28,200	Anritsu Corp.	669,202
15,800	Brother Industries Ltd.	243,892
24,000	Capcom Co., Ltd.	936,375
2,700	Central Japan Railway Co.	324,061

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
25,800	Chugai Pharmaceutical Co., Ltd.	$1,154,304
15,900	Daiichi Sankyo Co., Ltd.	1,390,602
2,600	Daikin Industries Ltd.	453,167
13,500	Daiwa House Industry Co., Ltd.	297,407
2,400	Disco Corp.	570,667
20,300	Haseko Corp.	238,372
2,700	Hoya Corp.	265,779
8,700	IR Japan Holdings Ltd.	958,311
64,200	ITOCHU Corp.	1,394,927
13,200	Japan Tobacco, Inc.	225,954
4,600	Kaken Pharmaceutical Co., Ltd.	207,501
19,600	Kao Corp.	1,413,874
27,900	KDDI Corp.	858,968
15,200	Kobe Bussan Co., Ltd.	934,788
28,700	Kyowa Kirin Co., Ltd.	704,927
4,600	Lawson, Inc.	228,142
2,600	MEIJI Holdings Co., Ltd.	202,881
21,900	Mitsubishi Electric Corp.	283,538
13,200	Mitsubishi Estate Co., Ltd.	189,418
32,400	MonotaRO Co., Ltd.	1,378,886
11,200	Murata Manufacturing Co., Ltd.	699,266
23,400	NEC Corp.	1,302,026
17,600	Nexon Co., Ltd.	453,904
34,300	Nomura Research Institute Ltd.	899,502
13,300	NSD Co., Ltd.	242,241
49,200	NTT DOCOMO, Inc.	1,351,368
27,300	Obayashi Corp.	241,910
51,200	Oji Holdings Corp.	212,819
32,400	Ono Pharmaceutical Co., Ltd.	907,065
2,600	Oriental Land Co., Ltd.	311,199
21,800	Pan Pacific International Holdings Corp.	494,879
37,100	Recruit Holdings Co., Ltd.	1,145,367
7,900	Sankyo Co., Ltd.	196,800
13,800	Seven & i Holdings Co., Ltd.	417,957
10,200	Shimachu Co., Ltd.	277,319
11,500	Shin-Etsu Chemical Co., Ltd.	1,333,546
1,100	SMC Corp.	572,264
78,400	Sojitz Corp.	163,681
13,300	Sony Corp.	1,014,698
7,500	Suntory Beverage & Food Ltd.	281,635
8,000	Terumo Corp.	300,411
14,500	Tokai Rika Co., Ltd.	179,581
2,600	Tokyo Electron Ltd.	707,383
		29,720,272
	Jersey – 1.2%
429,141	Glencore PLC	981,032
476,909	Man Group PLC	774,412
		1,755,444
	Luxembourg – 0.4%
31,114	Solutions 30 SE (b)	520,807
Shares	Description	Value

	Multinational – 0.5%
445,386	HKT Trust & HKT Ltd., Class SS	$656,272
	Netherlands – 4.6%
826	Adyen N.V. (b) (c) (d)	1,378,722
2,955	ASML Holding N.V.	1,043,208
3,023	Ferrari N.V.	538,949
32,920	Koninklijke Philips N.V. (e)	1,701,971
40,755	TomTom N.V.	324,770
17,693	Unilever N.V.	1,043,741
9,064	Wolters Kluwer N.V.	713,860
		6,745,221
	New Zealand – 1.0%
109,211	a2 Milk Co., Ltd. (b)	1,509,415
	Norway – 0.5%
49,527	Equinor ASA	730,783
	Singapore – 1.6%
34,000	DBS Group Holdings Ltd.	489,214
35,700	Oversea-Chinese Banking Corp., Ltd.	222,411
151,400	Singapore Exchange Ltd.	900,246
13,500	United Overseas Bank Ltd.	190,513
18,100	Venture Corp Ltd.	235,801
101,600	Wilmar International Ltd.	341,624
		2,379,809
	Spain – 3.2%
48,415	EDP Renovaveis S.A.	791,582
62,606	Ence Energia y Celulosa S.A.	188,423
108,200	Iberdrola S.A.	1,391,800
35,640	Industria de Diseno Textil S.A.	945,438
10,339	Pharma Mar S.A.	1,084,524
4,291	Viscofan S.A.	314,648
		4,716,415
	Sweden – 4.3%
22,142	Atlas Copco AB, Class A	975,677
20,534	Atlas Copco AB, Class B	790,462
30,298	Hennes & Mauritz AB, Class B	468,775
19,846	Lundin Energy AB	457,256
76,476	Svenska Handelsbanken AB, Class A (b)	721,010
14,472	Swedish Match AB	1,109,262
38,846	Volvo AB, Class A (b)	666,288
61,868	Volvo AB, Class B (b)	1,063,276
		6,252,006
	Switzerland – 13.6%
7,958	Banque Cantonale Vaudoise	832,738
15,909	Coca-Cola HBC AG	417,123
8,625	Kuehne + Nagel International AG	1,479,703
20,950	Logitech International S.A.	1,518,305
44,280	Nestle S.A.	5,233,905

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
39,685	Novartis AG	$3,274,864
737	Partners Group Holding AG	710,125
11,112	Roche Holding AG	3,840,690
2,691	Roche Holding AG	923,923
4,066	Temenos AG	600,197
94,944	UBS Group AG	1,110,301
		19,941,874
	United Kingdom – 13.4%
22,200	Ashtead Group PLC	707,606
12,939	AstraZeneca PLC	1,444,739
88,274	Barratt Developments PLC	590,002
12,568	Bellway PLC	418,855
8,744	BHP Group PLC	189,430
16,423	British American Tobacco PLC	542,710
350,154	Cairn Energy PLC (b)	548,188
24,198	Compass Group PLC	332,748
25,863	Diageo PLC	948,269
81,751	Evraz PLC	308,730
6,871	Games Workshop Group PLC	789,685
73,350	GlaxoSmithKline PLC	1,468,840
21,895	Hargreaves Lansdown PLC	501,273
17,461	Hikma Pharmaceuticals PLC	491,414
89,325	Howden Joinery Group PLC	573,290
71,776	Inchcape PLC	403,254
229,113	Legal & General Group PLC	641,805
30,178	Mondi PLC	538,426
90,688	Pagegroup PLC	415,487
53,420	RELX PLC	1,129,317
70,643	Rightmove PLC	511,553
32,117	Rio Tinto PLC	1,940,199
37,991	Royal Dutch Shell PLC, Class A	557,774
30,528	Royal Dutch Shell PLC, Class B	431,900
74,035	Sage Group (The) PLC	706,875
193,176	Spirent Communications PLC	708,029
18,391	Unilever PLC	1,100,896
278,732	Wm Morrison Supermarkets PLC	681,741
		19,623,035
	Total Common Stocks	142,609,656
	(Cost $134,691,708)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.6%
	Australia – 0.4%
94,693	Dexus	575,731
	Belgium – 0.8%
35,599	Warehouses De Pauw CVA	1,138,504
	Hong Kong – 0.1%
19,633	Link REIT	152,371
	Singapore – 0.3%
328,700	Mapletree Commercial Trust	440,180
	Total Real Estate Investment Trusts	2,306,786
	(Cost $2,265,743)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 0.3%
	United States – 0.3%
6,653	iShares Core MSCI EAFE ETF	$388,269
	(Cost $354,538)
RIGHTS (a) – 0.0%
	Spain – 0.0%
108,200	Iberdrola S.A., expiring 08/04/20 (b) (f) (g)	31,864
	(Cost $28,435)
	Total Investments – 99.4%	145,336,575
	(Cost $137,340,424) (h)
	Net Other Assets and Liabilities – 0.6%	868,018
	Net Assets – 100.0%	$146,204,593

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (November 1, 2019 through July 31, 2020), the Fund received 654 PIK shares.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2020, securities noted as such are valued at $31,864 or 0.0% of net assets.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,944,716 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,948,565. The net unrealized appreciation was $7,996,151.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 142,609,656	$ 142,609,656	$ —	$ —
Real Estate Investment Trusts*	2,306,786	2,306,786	—	—
Exchange-Traded Funds*	388,269	388,269	—	—
Rights*	31,864	—	31,864	—
Total Investments	$ 145,336,575	$ 145,304,711	$ 31,864	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	28.7%
Japanese Yen	20.5
British Pound Sterling	15.0
Swiss Franc	13.4
Australian Dollar	6.1
Danish Krone	4.6
Swedish Krona	4.3
Hong Kong Dollar	3.1
Singapore Dollar	2.0
New Zealand Dollar	1.0
United States Dollar	0.8
Norwegian Krone	0.5
Total	100.0%

Sector Allocation	% of Total Investments
Health Care	18.1%
Industrials	13.9
Consumer Staples	13.8
Materials	10.8
Information Technology	10.0
Consumer Discretionary	9.6
Financials	8.6
Communication Services	4.7
Utilities	4.0
Energy	3.6
Real Estate	2.6
Other *	0.3
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.9%
	Australia – 0.6%
1,680	Rio Tinto Ltd.	$122,428
	Austria – 0.5%
1,727	Verbund AG	90,609
	Belgium – 1.2%
385	Sofina S.A.	107,935
941	UCB S.A.	120,655
		228,590
	Denmark – 5.1%
664	Genmab A.S. (b)	226,771
6,640	Novo Nordisk A.S., Class B	437,891
3,505	Novozymes A.S., Class B	209,246
2,340	Pandora A.S.	148,098
		1,022,006
	Finland – 2.9%
3,013	Kone OYJ, Class B	238,646
4,820	Neste OYJ	220,749
9,660	Stora Enso OYJ, Class R	121,300
		580,695
	France – 13.7%
557	Air Liquide S.A.	91,594
1,240	Arkema S.A.	127,983
346	Christian Dior SE	140,530
1,398	Danone S.A.	93,109
942	Dassault Systemes SE	170,994
255	Hermes International	206,119
598	Iliad S.A.	117,215
398	Kering S.A.	225,856
6,822	Lagardere SCA (b)	103,262
684	LVMH Moet Hennessy Louis Vuitton SE	295,497
58,272	Natixis S.A. (b)	141,058
17,056	Orange S.A.	199,143
1,206	Sanofi	125,795
648	Sartorius Stedim Biotech	201,514
6,884	TOTAL SE	253,812
7,991	Veolia Environnement S.A.	181,765
535	Worldline S.A. (b) (c) (d)	45,828
		2,721,074
	Germany – 6.1%
17,749	Commerzbank AG (b)	90,927
2,300	HeidelbergCement AG	127,878
2,048	Henkel AG & Co., KGaA	177,676
2,090	Henkel AG & Co., KGaA (Preference Shares)	205,324
1,329	Nemetschek SE	97,687
1,191	SAP SE	187,685
415	Sartorius AG (Preference Shares)	159,072
491	Siemens AG	62,649
4,299	TAG Immobilien AG	112,522
		1,221,420
Shares	Description	Value

	Ireland – 0.7%
1,886	Kingspan Group PLC	$134,963
	Israel – 0.9%
1,379	Check Point Software Technologies Ltd. (b)	172,858
	Italy – 3.3%
59,168	A2A S.p.A.	84,577
760	DiaSorin S.p.A.	148,610
33,562	Enel S.p.A.	305,561
3,124	Moncler S.p.A. (b)	119,966
		658,714
	Jersey – 4.2%
22,401	boohoo Group PLC (b)	76,533
6,444	Experian PLC	225,810
2,411	Ferguson PLC	214,355
69,704	Glencore PLC	159,346
91,495	Man Group PLC	148,571
		824,615
	Luxembourg – 0.5%
3,182	RTL Group S.A. (b)	104,951
	Netherlands – 9.2%
646	ASML Holding N.V.	228,058
1,964	BE Semiconductor Industries N.V.	86,571
1,094	Euronext N.V. (c) (d)	124,873
1,181	Ferrari N.V.	210,552
8,518	Koninklijke Ahold Delhaize N.V.	245,526
2,145	NXP Semiconductors N.V.	252,102
1,931	Randstad N.V.	92,486
7,386	STMicroelectronics N.V.	207,155
6,453	Unilever N.V.	380,674
		1,827,997
	Spain – 1.0%
7,836	Industria de Diseno Textil S.A.	207,869
	Sweden – 5.3%
5,377	Atlas Copco AB, Class A	236,935
5,108	Atlas Copco AB, Class B	196,634
8,610	Epiroc AB, Class A	119,928
2,349	Lifco AB, Class B	179,245
5,513	Volvo AB, Class A (b)	94,559
13,323	Volvo AB, Class B (b)	228,972
		1,056,273
	Switzerland – 21.8%
227	EMS-Chemie Holding AG	195,217
397	Geberit AG	218,436
1,139	Kuehne + Nagel International AG	195,407
1,811	Logitech International S.A.	131,248
8,697	Nestle S.A.	1,027,987
5,811	Novartis AG	479,532
228	Partners Group Holding AG	219,686

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
2,161	Roche Holding AG	$746,916
434	Roche Holding AG	149,009
78	SGS S.A.	203,923
1,138	Sika AG	249,488
842	Sonova Holding AG (e)	189,290
207	Straumann Holding AG	202,756
887	Temenos AG	130,933
		4,339,828
	United Kingdom – 19.9%
1,775	AstraZeneca PLC	198,192
29,956	Balfour Beatty PLC	94,345
138,144	Barclays PLC	181,843
11,550	Barratt Developments PLC	77,197
1,800	Bellway PLC	59,989
1,778	British American Tobacco PLC	58,755
9,809	Diageo PLC	359,648
5,899	Dunelm Group PLC	94,978
17,825	Evraz PLC	67,316
3,909	Fevertree Drinks PLC	112,060
15,986	GlaxoSmithKline PLC	320,121
5,396	Hargreaves Lansdown PLC	123,538
3,813	Hikma Pharmaceuticals PLC	107,311
16,097	HSBC Holdings PLC	72,105
8,137	IMI PLC	111,200
68,261	Legal & General Group PLC	191,217
75,227	Melrose Industries PLC	83,957
5,151	Mondi PLC	91,903
10,870	RELX PLC	229,796
5,345	Rio Tinto PLC	322,893
10,946	Royal Dutch Shell PLC, Class A	160,706
18,434	RSA Insurance Group PLC	103,542
31,842	Spirent Communications PLC	116,707
11,687	SSE PLC	199,031
27,392	Taylor Wimpey PLC	42,436
5,478	Unilever PLC	327,916
4,625	Vistry Group PLC	37,203
		3,945,905
	Total Common Stocks	19,260,795
	(Cost $17,790,497)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.8%
	Belgium – 0.6%
3,752	Warehouses De Pauw CVA	119,994
	United Kingdom – 1.2%
17,912	Segro PLC	227,247
	Total Real Estate Investment Trusts	347,241
	(Cost $285,303)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 0.0%
	United States – 0.0%
88	iShares Core MSCI Europe ETF	$3,891
	(Cost $3,754)
	Total Investments – 98.7%	19,611,927
	(Cost $18,079,554) (f)
	Net Other Assets and Liabilities – 1.3%	261,177
	Net Assets – 100.0%	$19,873,104

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (November 1, 2019 through July 31, 2020), the Fund received 6 PIK shares.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,677,624 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,145,251. The net unrealized appreciation was $1,532,373.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,260,795	$ 19,260,795	$ —	$ —
Real Estate Investment Trusts*	347,241	347,241	—	—
Exchange-Traded Funds*	3,891	3,891	—	—
Total Investments	$ 19,611,927	$ 19,611,927	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	39.0%
British Pound Sterling	25.5
Swiss Franc	22.1
Swedish Krona	5.4
Danish Krone	5.2
United States Dollar	2.2
Australian Dollar	0.6
Total	100.0%

Sector Allocation	% of Total Investments
Health Care	19.5%
Industrials	16.1
Consumer Staples	15.2
Consumer Discretionary	9.9
Materials	9.6
Information Technology	9.3
Financials	7.7
Utilities	4.4
Energy	3.2
Communication Services	2.7
Real Estate	2.4
Other*	0.0**
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
**	Amount is less than 0.05%.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.7%
	Argentina – 1.2%
52,360	Grupo Financiero Galicia S.A., ADR (b)	$628,320
	Bermuda – 2.6%
127,656	China Gas Holdings Ltd.	383,777
2,440,000	Gemdale Properties & Investment Corp., Ltd.	431,312
242,793	Hopson Development Holdings Ltd.	318,282
228,504	Nine Dragons Paper Holdings Ltd.	239,109
		1,372,480
	Brazil – 8.2%
150,785	Ambev S.A., ADR	404,104
42,296	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	115,621
37,340	Centrais Eletricas Brasileiras S.A.	264,416
36,915	Centrais Eletricas Brasileiras S.A., ADR	271,694
33,563	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	247,385
100,661	Cia Siderurgica Nacional S.A., ADR	232,527
62,432	CPFL Energia S.A.	375,797
76,029	Equatorial Energia S.A.	372,089
26,335	Magazine Luiza S.A.	407,453
154,579	Metalurgica Gerdau S.A. (Preference Shares)	238,245
46,406	Petroleo Brasileiro S.A.	201,937
74,774	Petroleo Brasileiro S.A. (Preference Shares)	318,215
46,129	Petroleo Brasileiro S.A., ADR	399,938
79,516	TIM Participacoes S.A.	240,078
18,814	Vale S.A.	218,956
		4,308,455
	Cayman Islands – 35.2%
8,180	58.com, Inc., ADR (b)	452,927
17,753	Alibaba Group Holding Ltd., ADR (b)	4,456,358
335,000	Asia Cement China Holdings Corp.	379,076
5,067	Autohome, Inc., ADR	444,123
70,404	China Conch Venture Holdings Ltd.	302,498
225,000	China Overseas Property Holdings Ltd.	234,862
254,096	China Resources Cement Holdings Ltd.	347,524
298,928	China Yongda Automobiles Services Holdings Ltd.	307,402
Shares	Description	Value

	Cayman Islands (Continued)
362,000	Country Garden Holdings Co., Ltd.	$464,743
478,785	Dongyue Group Ltd.	210,657
37,400	ENN Energy Holdings Ltd.	453,126
211,048	Geely Automobile Holdings Ltd.	443,864
24,284	Hengan International Group Co., Ltd.	203,821
3,066	JD.com, Inc., ADR (b)	195,580
120,000	Li Ning Co., Ltd.	386,308
241,572	Logan Group Co., Ltd.	418,293
14,039	Momo, Inc., ADR	259,300
1,551	NetEase, Inc., ADR	711,009
278,000	Seazen Group Ltd.	263,641
328,861	Sino Biopharmaceutical Ltd.	428,564
105,238	Sunac China Holdings Ltd.	495,618
33,200	Sunny Optical Technology Group Co., Ltd.	624,993
58,090	Tencent Holdings Ltd.	4,002,433
18,682	Vipshop Holdings Ltd., ADR (b)	425,389
8,289	Weibo Corp., ADR (b)	286,468
44,274	Yihai International Holding Ltd.	542,407
500,687	Yuzhou Properties Co., Ltd.	224,816
76,692	Zhongsheng Group Holdings Ltd.	473,493
		18,439,293
	China – 10.7%
1,164,000	Agricultural Bank of China Ltd., Class H	413,016
49,500	A-Living Services Co., Ltd., Class H (c) (d)	279,425
35,192	Anhui Conch Cement Co., Ltd., Class H	265,860
1,708,252	Bank of China Ltd., Class H	573,069
394,635	Bank of Communications Co., Ltd., Class H	218,950
1,321,954	China Construction Bank Corp., Class H	968,827
590,656	China Everbright Bank Co., Ltd., Class H	221,773
72,756	China Life Insurance Co., Ltd., Class H	167,661
587,000	China Minsheng Banking Corp., Ltd., Class H	369,606
41,308	China Vanke Co., Ltd., Class H	130,049
170,584	Guangzhou R&F Properties Co., Ltd., Class H	196,549
190,123	Hisense Home Appliances Group Co., Ltd., Class H	206,306
1,149,987	Industrial & Commercial Bank of China Ltd., Class H	679,579
58,624	Ping An Insurance Group Co. of China Ltd., Class H	621,012
132,832	Weichai Power Co., Ltd., Class H	286,563
		5,598,245

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Colombia – 0.5%
446,079	Ecopetrol S.A.	$248,552
	Hong Kong – 2.7%
371,027	CNOOC Ltd.	392,555
261,600	CSPC Pharmaceutical Group Ltd.	548,832
153,012	Sinotruk Hong Kong Ltd.	476,787
		1,418,174
	India – 9.9%
206,887	Coal India Ltd.	357,429
10,879	HDFC Asset Management Co., Ltd. (c) (d)	351,858
20,720	Hindustan Unilever Ltd.	612,052
7,949	Info Edge India Ltd.	339,418
61,800	Infosys Ltd.	797,979
37,508	Infosys Ltd., ADR	481,978
4,430	Jubilant Foodworks Ltd.	101,876
6,944	Reliance Industries Ltd.	191,865
46,423	Sun TV Network Ltd.	240,081
17,543	Tata Consultancy Services Ltd.	534,972
15,510	Titan Co., Ltd.	216,285
51,737	United Spirits Ltd. (b)	401,932
28,449	UPL Ltd.	181,826
95,089	Wipro Ltd.	357,096
		5,166,647
	Indonesia – 1.2%
2,976,834	Media Nusantara Citra Tbk PT (b)	167,192
320,314	Pabrik Kertas Tjiwi Kimia Tbk PT	148,090
1,423,772	Telekomunikasi Indonesia Persero Tbk PT	297,432
		612,714
	Jersey – 0.6%
1,355,334	West China Cement Ltd.	288,544
	Mexico – 1.4%
67,119	Qualitas Controladora S.A.B. de C.V.	271,643
191,601	Wal-Mart de Mexico S.A.B. de C.V.	450,957
		722,600
	Poland – 0.5%
16,586	Asseco Poland S.A.	283,419
	Russia – 3.6%
7,941	LUKOIL PJSC	543,844
1,725	MMC Norilsk Nickel PJSC	456,653
935	Novatek PJSC, GDR (c)	137,071
15,817	Novolipetsk Steel PJSC, GDR (c)	309,064
56,253	Sberbank of Russia PJSC	167,600
Shares	Description	Value

	Russia (Continued)
5,631	Tatneft PJSC, ADR	$251,255
		1,865,487
	South Africa – 3.2%
3,111	Capitec Bank Holdings Ltd.	160,907
53,362	Exxaro Resources Ltd.	419,404
14,174	Kumba Iron Ore Ltd.	456,056
1,664	Naspers Ltd., Class N	306,384
47,280	Vodacom Group Ltd.	355,227
		1,697,978
	South Korea – 4.5%
5,407	Coway Co., Ltd.	348,092
5,455	KMW Co., Ltd. (b)	325,084
34,467	Samsung Electronics Co., Ltd.	1,675,037
		2,348,213
	Taiwan – 10.1%
38,674	Accton Technology Corp.	302,981
68,338	Hon Hai Precision Industry Co., Ltd.	182,891
13,149	International Games System Co., Ltd.	336,642
37,916	Realtek Semiconductor Corp.	484,717
617,378	Shinkong Synthetic Fibers Corp.	234,985
187,577	Taiwan Semiconductor Manufacturing Co., Ltd.	2,724,539
25,962	United Integrated Services Co., Ltd.	182,123
803,727	United Microelectronics Corp.	613,197
34,333	Walsin Technology Corp.	205,685
		5,267,760
	Thailand – 1.0%
56,900	CP ALL PCL	124,539
144,400	PTT Exploration & Production PCL	421,403
		545,942
	Turkey – 1.6%
165,461	Eregli Demir ve Celik Fabrikalari T.A.S.	180,769
12,837	Koza Altin Isletmeleri A.S. (b)	158,696
368,315	Turkiye Sise ve Cam Fabrikalari A.S.	303,901
326,993	Turkiye Vakiflar Bankasi TAO, Class D (b)	210,420
		853,786
	Total Investments – 98.7%	51,666,609
	(Cost $45,300,250) (e)
	Net Other Assets and Liabilities – 1.3%	684,490
	Net Assets – 100.0%	$52,351,099

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,290,806 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,924,447. The net unrealized appreciation was $6,366,359.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 51,666,609	$ 51,666,609	$ —	$ —

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	38.5%
United States Dollar	20.0
New Taiwan Dollar	10.2
Indian Rupee	9.1
Brazilian Real	5.8
South Korean Won	4.5
South African Rand	3.3
Russian Ruble	2.3
Turkish Lira	1.6
Mexican Peso	1.4
Indonesian Rupiah	1.2
Thai Baht	1.1
Polish Zloty	0.5
Colombian Peso	0.5
Total	100.0%

Sector Allocation	% of Total Investments
Information Technology	18.6%
Consumer Discretionary	16.0
Communication Services	15.7
Financials	11.9
Materials	8.8
Energy	7.5
Real Estate	6.2
Consumer Staples	5.3
Utilities	4.6
Industrials	3.5
Health Care	1.9
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund III
July 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.